Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Financial Instruments [Abstract]
Schedule of derivative financial instruments
			Change in
	Fair Value	Inception of	Fair Value	Write off	Fair Value
	as of	Derivative	of Derivative	Derivative	as of
	December 31,	Financial	Financial	Financial	June 30,
	2017	Instruments	Instruments	Instruments	2018
$53k Note - July 2017	$48,876	$ ---	$5,017	$(53,893)	$ ---
$35k Note - September 2017	36,161	---	1,108	(37,269)	---
$55k Note - September 2017	64,656	---	5,032	(69,688)	---
$53k Note #2 - October 2017	58,216	---	(2,426)	(55,790)	---
$171.5k Note - October 2017	190,580	---	(7,953)	---	182,627
$57.8k Note - January 2018	---	82,652	(21,229)	---	61,423
$112.8k Note - February 2018	---	161,527	(8,207)	---	153,320
$83k Note - February 2018	---	119,512	(5,433)	---	114,079
$105k Note - March 2018	---	153,371	(6,482)	---	146,889
$63k Note - April 2018	---	83,806	234	---	84,040
$57.8k Note - April 2018	---	83,397	(51)	---	83,346
$90k Note - April 2018	---	130,136	(78)	---	130,058
$53k Note II - April 2018	---	71,679	172	---	71,851
$68.3k Note - May 2018	---	99,422	189	---	99,611
$37k Note May 2018	---	54,086	11	---	54,097
$63k Note II - May 2018	---	90,390	1,721	---	92,111
$78.8k Note - May 2018	---	116,027	210	---	116,237

	$398,489	$1,246,005	$(38,165)	$(216,640)	$1,389,689

		Change in
		Fair Value of	Fair
	Fair	Derivative	Value at
	Value at	Financial	December 31
	Inception	Instruments	2017

$53k Note - July 2017	$58,154	$(9,278)	$48,876
$35k Note - September 2017	38,338	(2,177)	36,161
$55k Note - September 2017	65,332	(676)	64,656
$53k Note II - October 2017	57,571	645	58,216
$171.5k Note - October 2017	183,061	7,519	190,580

	$402,456	$(3,967)	$398,489